STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 189,000,000	$ 103,000,000
Current liabilities from share-based payment transactions	114,000,000	72,000,000
Non-current liabilities from share-based payment transactions	75,000,000	31,000,000
Intrinsic value of liabilities from share-based payment transactions	31,000,000	32,000,000
Expense from cash-settled share-based payment transactions	$ 40,000,000	$ 70,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares	$ 0	$ 53.04
Unrecognized stock-based compensation expense, stock options	$ 12,000,000	$ 1,000,000
Stock-based compensation expense (recovery)	$ 98,000,000	$ 54,000,000
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term (in years)	4 years
Granted and reinvested dividends (in shares) | shares	0	0
Other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,583,435	2,583,435	2,583,435	2,583,435
Cash-settled stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares	$ 42.00	$ 56.88
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Awards authorized (in shares) | shares	65,000,000		65,000,000
Award vesting term (in years)	4 years
Grant exercise price determination term	5 days
Unrecognized stock-based compensation expense, period of recognition	4 years
Stock-based compensation expense (recovery)	$ 37,000,000	$ (58,000,000)
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term	7 years
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term	10 years
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Award vesting term (in years)	3 years
Granted and reinvested dividends (in shares) | shares	1,966,136	1,246,949
Other equity instruments outstanding in share-based payment arrangement (in shares) | shares	3,329,552	2,448,224	3,329,552	2,448,224	2,551,728
Unrecognized stock-based compensation expense, period of recognition	3 years
Shares reserved for issue (in shares) | shares	4,000,000		4,000,000
Unrecognized stock-based compensation expense, other than options			$ 54	$ 35
Stock-based compensation expense (recovery)	$ 68,000,000	$ 20,000,000
Performance-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term (in years)	3 years
Granted and reinvested dividends (in shares) | shares	319,896	378,296
Performance-based RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	0.00%
Performance-based RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	100.00%
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term (in years)	3 years
Granted and reinvested dividends (in shares) | shares	243,438	231,590
Other equity instruments outstanding in share-based payment arrangement (in shares) | shares	983,782	908,678	983,782	908,678	956,410
Unrecognized stock-based compensation expense, period of recognition	3 years
Unrecognized stock-based compensation expense, other than options			$ 10	$ 5
Stock-based compensation expense (recovery)	$ 15,000,000	$ (10,000,000)
Performance-based DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted and reinvested dividends (in shares) | shares	5,332	6,157
Employee Share Accumulation Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employee contribution percentage	15.00%		15.00%
Amount of maximum annual employee contribution	$ 25,000
Stock-based compensation expense (recovery)	$ 57,000,000	$ 61,000,000
Employee Share Accumulation Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	25.00%
Employee Share Accumulation Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	50.00%
Equity derivative instruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense (recovery)	$ (22,000,000)	$ 102,000,000